Borrowings and debt - Schedule of Borrowings and Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings and debts
Short-term, borrowings	$ 1,652,536	$ 1,638,044
Short-term, debt	834	86,561
Long-term, borrowings	874,078	535,871
Long-term debt	1,824,868	2,091,512
Total	4,352,316	4,351,988
Principal
Borrowings and debts
Short-term, borrowings	1,652,536	1,638,306
Short-term, debt	835	86,601
Long-term, borrowings	877,842	537,775
Long-term debt	1,830,751	2,097,820
Total	4,361,964	4,360,502
Transaction costs
Borrowings and debts
Short-term, borrowings	0	(262)
Short-term, debt	(1)	(40)
Long-term, borrowings	(3,764)	(1,904)
Long-term debt	(5,883)	(6,308)
Total	$ (9,648)	$ (8,514)